SEGMENT REPORTING (Tables) - Stardust Power Inc And Subsidiary [Member]	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
SCHEDULE OF EXPENSES WITH RELATED PARTIES

The Company incurred the following expenses with related parties, which were all affiliates of the Company:

	Three months ended
	June 30, 2024	June 30, 2023	Six Months Ended June 30, 2024	Period from March 16, 2023 (inception) through June 30, 2023

Consulting expenses under contract due to:
VIKASA Capital Partners LLC	$-	$895,000	$-	$980,000
7636 Holdings LLC	-	90,000		101,806
VIKASA Capital LLC	-	67,281	-	77,632
Total consulting expenses	-	1,052,281	-	1,159,438

Other expenses paid on the Company’s behalf due to:
VIKASA Capital LLC	-	13,818	-	34,318
VIKASA Capital Partners LLC	-	8,588	-	9,868
Total other expenses paid on the Company’s behalf	-	22,406	-	44,186

Total	$-	$1,074,687	-	$1,203,624

The Company incurred the following expenses from March 16, 2023 (inception) through December 31, 2023 with related parties, which were all affiliates of the Company:

Period from March 16, 2023 (inception) through December 31, 2023
Consulting expenses under contract due to:
VIKASA Capital Partners LLC	$980,000
7636 Holdings LLC	180,806
VIKASA Capital LLC	171,213
Total consulting expenses	1,332,019
Other expenses paid on Company’s behalf due to:
VIKASA Capital LLC	34,318
VIKASA Capital Partners LLC	9,868
Total other expenses paid on Company’s behalf	44,186
Total	$1,376,205

SCHEDULE OF RELATED PARTIES

	Three months ended
	June 30, 2024	June 30, 2023	Six Months Ended June 30, 2024	Period from March 16, 2023 (inception) through June 30, 2023

Energy Transition Investors LLC	$-	$-	$-	$750,000
Vikasa Clean Energy I LP	-	-		160,000
Roshan Pujari	-	-	-	90,000
Notes obtained from related parties	-	-	-	1,000,000

Period from March 16, 2023 (inception) through December 31, 2023
Energy Transition Investors LLC	$750,000
Vikasa Clean Energy I LP	160,000
Roshan Pujari	90,000
Notes obtained and repaid to related parties	$1,000,000
Period from March 16, 2023 (inception) through December 31, 2023
Energy Transition Investors LLC	$5,333
Vikasa Clean Energy I LP	1,138
Roshan Pujari	640
Interest expense	$7,111